Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
ASSETS
Cash	$ 2,019	$ 3,046	$ 29	$ 119
Intangibles
Patent	402,000	402,000	402,000	402,000
Less: Accumulated amortization	180,900	175,875	160,800	155,775
Total intangibles	221,100	226,125	241,200	246,225
Total assets	223,119	229,171	241,229	246,344
LIABILITIES AND STOCKHOLDERS' EQUITY
Credit card payable	35,829	35,829	35,829	35,879
Due to shareholder	3,000		5,740	5,700
Total liabilities	38,829	35,829	41,569	41,579
Stockholders' Equity
Common stock: Authorized - 125,000,000 shares, Issued and outstanding - 86,846,700 shares	169,850	136,150	67,050	66,050
Additional paid-in capital	573,000	569,200	549,500	549,500
Retained earnings (deficit)	(558,560)	(512,008)	(416,890)	(410,785)
Total stockholders' equity	184,290	193,342	199,660	204,765
Total liabilities and stockholders' equity	$ 223,119	$ 229,171	$ 241,229	$ 246,344